Fair Value Long-lived Assets Subsequent to Impairment Charges (Detail) (USD $)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	$ 7,063,000
Asset Impairment charges	3,180,000	11,539,000	1,735,000
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	2,250,000
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	4,813,000
Leasehold Improvements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,803,000
Asset Impairment charges	1,575,000	1,885,000	652,000
Leasehold Improvements | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,803,000
Building/Building Improvements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,517,000
Asset Impairment charges	81,000	1,814,000
Building/Building Improvements | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,517,000
Furniture and Fixtures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,376,000
Asset Impairment charges	970,000	950,000	457,000
Furniture and Fixtures | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	15,000
Furniture and Fixtures | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,361,000
Land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	713,000
Asset Impairment charges	4,000	558,000
Land | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	713,000
Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,471,000
Asset Impairment charges	465,000		410,000
Other Assets | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	1,471,000
Other Property and Equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	183,000
Asset Impairment charges	85,000	57,000	51,000
Other Property and Equipment | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	5,000
Other Property and Equipment | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	$ 178,000